Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

10. Leases

Operating leases of the Group mainly include land use rights and leases of offices, retail stores and delivery and servicing centers and the finance lease was the lease of production plants.

The components of lease expenses were as follows:

	For the Year Ended
	December 31,
	2018	2019	2020
Lease cost
Finance lease cost:
Amortization of assets	15,501	15,501	15,346
Interest of lease liabilities	18,841	19,943	21,851
Operating lease cost	22,811	86,365	176,788
Short‑term lease cost	2,682	6,801	4,937
Total	59,835	128,610	218,922

Operating lease cost is recognized as rental expenses in consolidated statements of comprehensive loss.

Short‑term lease cost is recognized as rental expenses in consolidated statements of comprehensive loss on a straight‑line basis over the lease term.

Supplemental cash flows information related to leases was as follows:

	For the Year Ended
	December 31,
	2018	2019	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment for operating leases	121,681	77,643	126,418
Right‑of‑use assets obtained in exchange for lease liabilities:
Right‑of‑use assets obtained in exchange for new operating lease liabilities	114,322	207,902	896,804

Supplemental balance sheet information related to leases was as follows (in thousands, except lease terms and discount rate):

	As of December 31,
	2019	2020
Operating Leases
Land use rights, net (i, ii)	183,383	181,505
Operating lease right‑of‑use assets, net (excluding land use rights)	326,844	1,095,501
Total operating lease assets	510,227	1,277,006
Operating lease liabilities, current	177,526	210,531
Operating lease liabilities, non‑current	241,109	1,025,253
Total operating lease liabilities	418,635	1,235,784

	As of December 31,
	2019	2020
Finance Leases
Property, plant and equipment, at cost (i)	310,018	294,269
Accumulated depreciation	(41,336)	(56,682)
Property, plant and equipment, net	268,682	237,587
Finance lease liabilities, current	360,781	—
Finance lease liabilities, non‑current	—	366,883
Total finance leases liabilities	360,781	366,883

	As of December 31,
	2019		2020
Weighted‑average remaining lease term
Land use rights	48	years	47	years
Operating leases	5	years	11	years
Finance leases	17	years	16	years
Weighted‑average discount rate
Land use rights	5.7%		6.2%
Operating leases	5.7%		5.8%
Finance leases	5.7%		6.2%

Maturities of lease liabilities were as follows:

	As of December 31,
	2020
	Operating	Finance
	leases	leases
2021	213,064	21,070
2022	274,457	392,378
2023	145,219	—
2024	104,132	—
2025	88,748	—
Thereafter	882,938	—
Total undiscounted lease payments	1,708,558	413,448
Less: imputed interest	(472,774)	(46,565)
Total lease liabilities	1,235,784	366,883

The Group, through its VIEs and VIE’s subsidiaries, entered into a cooperation agreement and supplementary agreements (collectively “Changzhou Cooperation Agreements”) in February 2016 and September 2016 for the establishment of the Group’s Changzhou Production Base with the Changzhou Wujin District People’s Government and an enterprise affiliated with it (“the Developer”). The Company intends to establish the Production Base, which are used to design, develop, manufacture premium electric vehicle in China.

According to the Changzhou Cooperation Agreement, the Developer will be responsible to construct the Changzhou Production Base which consists of manufacturing plants, the underlying land use right, and manufacturing equipment and facilities, etc. in accordance with the Group’s requirements.

The Developer obtained the land use right from Changzhou government for both of Phase I and Phase II Land, and the lease term is from September 11, 2018 to March 14, 2067.

i) Changzhou Production Base—Phase I

The Group entered into a lease contract with the Developer to lease the Phase I Land and Plants from May 1, 2017 to December 31, 2020, and further obtained an option to purchase the Phase I Plant and underlying land use right at the construction cost before the end of lease term.

Given the indefinite life of the land, the lease of the Phase I Land or a purchased land use right can only be classified as an operating lease. As the Company has an option to purchase the Phase I Plants at the cost and the assets are designed for the use of the Company, so the option is reasonably certain to be exercised, and accordingly, the lease of the Phase I Plants was classified as a financing lease. Hence, on the lease commerce date, the right of use assets for the Phase I Land and Plants were recorded with the amount of RMB70,508 and RMB310,018 respectively, being the present value of the lease payment and the exercise price of the purchase option. The initial direct cost, and lease payment made on or before the lease commerce date, and the incentive received prior to the lease commerce date were immaterial.

ii) Changzhou Production Base—Phase II

In September 2018, the Group and the Developer further entered into lease agreements for the Group to purchase the land use right of Phase II Land from the Developer to use and construct on Phase II Land. The lease term is from September 11, 2018 to March 14, 2067. The purchased land use right of the Phase II Land was also classified as an operating lease, for which total rental in the amount of RMB24,420 has been fully paid upfront in 2018. The right of use assets for the Phase II Land was RMB23,080 exclusive VAT.

The Group then constructed another manufacturing plant (the “Phase II Plants”) located on the Phase II Land with the total amount of the construction of RMB102,251. Construction of the Production Phase II was completed on January 1, 2019.

In August 2019, the Group entered into an asset transfer agreement to sell the Production Base‑Phase II (including the Phase II Land use right and the Phase II Plants) to the Developer with the total consideration of RMB103,060, including VAT. Immediately after the transfer, the Group enter into a lease agreement with the developer to lease back the Production Base‑Phase II for the period starting from September 1, 2019 (the actual lease commencement date is the date of change of ownership) to December 31, 2020, and further obtain an option to repurchase the Phase II Land use right and Plants with the amount of RMB103,060 prior to December 31, 2020.

As the repurchase option is not at the fair value of the assets when the option is exercised, and the assets repurchased are designed for the use of the Company, so no alternative assets that are substantially the same as the transferred assets are readily available in the market, as a result, the transaction did not qualify for the sale accounting, and was accounted for as a financing transaction. As of December 31, 2019, the Group has fully received the sales consideration from the third-party Developer and recorded as the short-term borrowing in the consolidated balance sheets.

In June 2020, the Group entered into a series of supplemental agreements with the lessor to extend the purchase option to December 31, 2022, and the purchase price remained the same as the original agreement. In addition, the annual lease payment from 2020 to 2022 are subject to achievement of annual sales volume of the Group. If the Group achieves the pre-determined annual sales volume of electric vehicle, the annual lease payment of that year will be waived (equal to zero) by the lessor. Otherwise, the Group will pay the rental fees as agreed in the modified contract.

As the lessor did not provide the additional manufacturing land or plants to the Group, the modified lease contracts do not result in separate new leases, and the lease classifications remained as an operating lease for Phase I Land and a financing lease for Phase I Plants. Accordingly, the lease liabilities were re-measured based on the modified term and reclassified as long-term liabilities. The discount rate for the modified leases at the re-measurement was updated on the basis of the remaining lease term and lease payments. The lease of Phase II Plants remained classified as a financing transaction. Accordingly, the liabilities were re-measured based on the modified term and reclassified as a long-term borrowing. The discount rate for the modified borrowing at the re-measurement was updated on the basis of the remaining borrowing term and payments.

For the year ended December 31, 2020, the pre-determined annual sales volume was achieved. And the Group considered it was similar to a negative variable lease payment, and therefore should be accounted for as a period item when the contingency was resolved (i.e. annual sales target would be achieved at the end of each year). Accordingly, the liabilities were re-measured base on the waived annual lease payment.